MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST

1221 Avenue of the Americas

New York, New York 10020

May 30, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:	Morgan Stanley U.S. Government Money Market Trust
File Number – 2-74980
811-3326

Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on May 24, 2007.

Very truly yours,

/s/ Joanne Doldo

Joanne Doldo
Assistant Secretary

cc:   Amy R. Doberman, Esq.

        Larry Greene